SHARE CAPITAL AND RESERVES - Obligation to issue shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Number of shares to be issued to officers	350,000
Share-based payments expense	$ 656	$ 1,478
Number of shares issued to officers	216,667	400,000
2022
Number of shares to be issued to officers	200,000
2023
Number of shares to be issued to officers	150,000